Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	24 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	36 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	48 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	60 Months Ended	63 Months Ended	64 Months Ended	72 Months Ended	75 Months Ended	76 Months Ended	84 Months Ended	87 Months Ended	88 Months Ended	96 Months Ended	99 Months Ended	108 Months Ended	111 Months Ended	120 Months Ended
	Dec. 28, 2021	Feb. 11, 2019	Feb. 27, 2017	May 31, 2016	May 31, 2017	May 31, 2019	May 31, 2022	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2020	May 31, 2023	May 31, 2018	May 31, 2019	May 31, 2021	May 31, 2024	May 31, 2019	May 31, 2020	May 31, 2022	May 31, 2025	May 31, 2020	May 31, 2021	May 31, 2023	May 31, 2026	May 31, 2021	May 31, 2022	May 31, 2024	May 31, 2022	May 31, 2023	May 31, 2025	May 31, 2023	May 31, 2024	May 31, 2026	May 31, 2024	May 31, 2025	May 31, 2025	May 31, 2026	May 31, 2026
C000233044
Account Value [Line Items]
Line Graph and Table Measure Name								Copeland International Small Cap Fund - Class A
Accumulated Value	$ 9,425						$ 7,983					$ 7,619				$ 7,882				$ 8,646				$ 9,805
C000233045
Account Value [Line Items]
Line Graph and Table Measure Name								Copeland International Small Cap Fund - Class I
Accumulated Value	10,000						8,470					8,084				8,363				9,205				10,467
C000095114
Account Value [Line Items]
Line Graph and Table Measure Name								Copeland Dividend Growth Fund - Class A
Accumulated Value				$ 9,425					$ 10,537				$ 12,043				$ 12,048				$ 11,456				$ 15,075			$ 14,914			$ 14,940			$ 17,882		$ 18,949		$ 21,383
C000109647
Account Value [Line Items]
Line Graph and Table Measure Name								Copeland Dividend Growth Fund - Class C
Accumulated Value				10,000					11,093				12,581				12,500				11,800				15,398			15,129			15,035			17,857		18,782		21,028
C000124573
Account Value [Line Items]
Line Graph and Table Measure Name								Copeland Dividend Growth Fund - Class I
Accumulated Value				10,000					11,192				12,812				12,846				12,236				16,110			15,969			16,012			19,207		20,372		23,021
C000209896
Account Value [Line Items]
Line Graph and Table Measure Name								Copeland SMID Cap Dividend Growth Fund - Class A
Accumulated Value		$ 9,423				$ 9,796					$ 9,802				$ 13,471				$ 13,021				$ 12,843				$ 14,761			$ 14,414			$ 16,850
C000178802
Account Value [Line Items]
Line Graph and Table Measure Name								Copeland SMID Cap Dividend Growth Fund - Class I
Accumulated Value			$ 10,000		$ 9,940					$ 11,397				$ 12,107				$ 12,156				$ 16,739				$ 16,222			$ 16,038			$ 18,488			$ 18,099		$ 21,194
MSCI WORLD ex USA SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI WORLD ex USA SMALL CAP Net Index
Accumulated Value	10,000						8,653					8,206				9,384				10,715				13,961
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,747				13,436				13,945				15,735				22,079			22,013			22,656			29,042		32,969		42,788
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,747				13,436				13,945				15,735				22,079			22,013			22,656			29,042		32,969		42,788
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,747				13,436				13,945				15,735				22,079			22,013			22,656			29,042		32,969		42,788
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000				10,163					11,328				16,302				15,702				16,021				20,440			23,122			29,930
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000		10,175					11,708				12,000				13,375				19,249				18,540			18,917			24,135			27,301		35,339
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI WORLD ex USA Index
Accumulated Value	10,000						8,990					9,128				10,815				12,335				15,301
MSCI WORLD ex USA SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI WORLD ex USA SMALL CAP Net Index
Accumulated Value	10,000						8,653					8,206				9,384				10,715				13,961
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI WORLD ex USA Index
Accumulated Value	$ 10,000						$ 8,990					$ 9,128				$ 10,815				$ 12,335				$ 15,301
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,769				13,542				13,880				15,471				22,264			21,444			21,880			27,916		31,578		40,876
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,769				13,542				13,880				15,471				22,264			21,444			21,880			27,916		31,578		40,876
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000					$ 11,769				$ 13,542				$ 13,880				$ 15,471				$ 22,264			$ 21,444			$ 21,880			$ 27,916		$ 31,578		$ 40,876
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000				$ 9,841					$ 9,762				$ 15,663				$ 13,843				$ 13,104				$ 15,948			$ 16,504			$ 22,768
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000		$ 9,848					$ 11,649				$ 11,149				$ 11,060				$ 17,746				$ 15,684			$ 14,847			$ 18,069			$ 18,699		$ 25,797